Derivative Instruments- Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Statement [Line Items]
Assets, Trading (Note 2)	$ 40,101	$ 34,647
Assets, ALM (Note 2)	2,934	1,265
Assets	43,035	35,912
Liabilities, Trading (Note 2)	46,278	30,040
Liabilities, ALM (Note 2)	6,062	2,061
Liabilities	$ 52,340	$ 32,101